Income taxes (Net Changes in Total Valuation Allowance for Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ 93,814	¥ 146,623	¥ 151,665
Additions	13,967	16,106	27,147
Deductions	(9,801)	(74,435)	(37,891)
Other	(4,381)	5,520	5,702
Valuation allowance at end of year	¥ 93,599	¥ 93,814	¥ 146,623